                                                               [GRAPHIC OMITTED]


Global/International Funds
--------------------------
Global Opportunities Series (star) International Small Cap Series
Latin America Fund (star) New Europe Fund

1999 Semi-Annual Report

June 18, 1999

Dear Shareholder:

We are pleased to present the 1999 semi-annual report for the newest additions to Delaware Investments' fleet of global and international mutual funds--Global Opportunities Series, International Small Cap Series, Latin America Fund and New Europe Fund.

Economic Overview
Over the last six months, international investors found cause for optimism as financial turbulence around the world showed signs of calming. As in the United States, lower global interest rates helped turn the tide.
         In December, the central banks of 11 euro-zone nations cut rates to a uniform 3.0%. Many other nations abroad, including the United Kingdom, New Zealand and countries in the Pacific Rim followed suit. Lower borrowing costs helped ease a credit crunch in world markets, allowed businesses to expand and operate more profitably and reduced concerns about global economic stability.
         The International Monetary Fund also played a role in the global turnaround by providing billions of dollars to struggling economies in Brazil, Russia and many nations in Asia. IMF intervention helped limit severe economic problems in those nations and provided an incentive to implement reforms that are expected to help prevent those problems from recurring.
         Emerging markets bounced back strongly from their disappointing 1998 performance. Brazil, in particular, demonstrated steady improvement after devaluing its currency in January, suggesting to us that the country may be through the worst of its problems. After months of weakness, the economies in eastern Asia also appear to be strengthening. Many corporations in the area have restructured and are operating more efficiently.
         The strongest performing major markets for the six-month period ending May 31, 1999 were the U.S. (+13.0%) and Japan (+14.5%). Two other significant performers were two smaller Asian markets, Hong Kong (which delivered +17.9%) and Singapore, which outshone all markets with a stellar return of +36.8% as of May 31 (Source:
Bloomberg).
         Some of the European markets were decidedly lackluster. The poor performance can be attributed to weakness in the euro. It stumbled significantly since its debut at the beginning of 1999, dropping from 1.19 on January 1 to
1.04 on May 31 (Source: Bloomberg). Slower-than-expected growth throughout Europe and an economic recession in Germany triggered this 13% depreciation.
         Amid a somewhat brightening global economic landscape, "value" investments, which appear to be selling for less than their true worth, took a back seat to more expensive "growth" investments, mirroring what we've seen in the U.S. This is one reason why our global and international Funds, which have a strong value orientation, underperformed their benchmarks and peers.
         Investors' bias toward growth companies appeared to shift in 1999, supported by the remarkable performance of cyclical stocks, investments whose performance is closely tied to economic ups and downs. In April, long overlooked cyclical stocks, which are often a staple of value funds, returned more than 21% as measured by the Morgan Stanley Cyclical Index. We believe our global and international Funds are positioned to benefit if interest in undervalued investments remains strong.

Investment Strategy
Global Opportunities Series invests in a broad range of stocks from around the world. The Fund reported a total return of +2.89% (Class A shares at net asset value with distributions reinvested) for the six months ended May 31, 1999. The Fund's performance, however, lagged the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged index, which rose +8.7% during the period. Smaller positions in Japan and the U.S. worked against our Fund, explaining our underperformance for the period. Looking forward, Global Opportunities Series is likely to seek out opportunities in the United Kingdom, Australia and New Zealand, markets which we consider undervalued compared to the U.S. and Japan.
         International Small Cap Series also delivered a positive return, providing a total return of +9.81% (Class A shares at net asset value with distributions reinvested) since November 30, 1998. We believe this bodes well for the long-term capital appreciation potential and success of International Small Cap Series. The Fund invests primarily in equity securities of smaller foreign companies, which may include companies located or operating in emerging or established countries. The market capitalization of the companies that International Small Cap Series intends to invest in will generally be $1.5 billion or less at the time of purchase.
         Latin America Fund, in particular, benefited from economic growth spurred by lower global interest rates and from Latin America's recovery. The Fund provided a significant cumulative return of +16.00% (Class A shares at net asset value with distributions reinvested) since the Fund's inception on December 29, 1998. Despite delivering a double digit return, Latin America underperformed the MSCI Latin America Index, an unmanaged index, by 7.5% during the period (+16.0% versus +23.5%). This underperformance was primarily due to an overweight exposure to the Brazilian and

Mexican markets and a significant cash position during the Fund's start-up period. We are looking for stronger performance relative to that of our benchmark index, in the second half of the year.
         The timing of New Europe Fund's inception on December 29, 1998 was not as fortuitous as we had hoped. We employed our value-oriented stock selection strategy just prior to the spring rebound in stock prices in Eastern Europe. The Fund provided a total return of -3.77% (Class A shares at net asset value with distributions reinvested) for the six months ended May 31, 1999. We expect your Fund's performance to improve with further economic recovery in Eastern Europe in the second half of fiscal 1999. Please see your Fund's latest performance information for all share classes on the following page.

In Conclusion
Patience and a long-term perspective are important considerations for all investors, especially those who invest in international markets. Delaware Investments' experienced, disciplined and consistent approach to international investing provides valuable portfolio diversification and attractive investment opportunities.
         We thank you for the confidence you have shown in our new global and international offerings.

Sincerely,

/s/ Wayne A. Stork
---------------------
Wayne A. Stork
Chairman
Delaware Investments Family of Funds

/s/ David K. Downes
---------------------
David K. Downes
President and Chief Executive Officer
Delaware Investments Family of Funds

This semi-annual report is for the information of Global Opportunities Series, International Small Cap Series, Latin America Fund and New Europe Fund shareholders. The current prospectus for each Fund sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest or send money. Summary investment results are documented in each Fund's current Statement of Additional Information.

Performance Summary

Global/International Funds
Global Opportunities Series (star) International Small Cap Series
Latin America Fund (star) New Europe Fund

Cumulative/Average Annual Total Returns Through May 31, 1999
                                            Lifetime One Year Six Months
Global Opportunities Series
Class A (Est. 7/22/97)
         Excluding Sales Charge             +6.09%   +2.22%   +2.89%
         Including Sales Charge             +2.76%   -3.67%   -3.08%
Institutional Class                         +6.09%   +2.22%   +3.00%
MSCI World                                 +12.70%  +13.54%   +8.92%
(Morgan Stanley Cyclical Index)

International Small Cap Series
Class A (Est. 12/19/97)
         Excluding Sales Charge            +10.96%   +1.16%   +9.81%
         Including Sales Charge             +6.51%   -4.70%   +3.49%
Institutional Class                        +10.96%   +1.16%   +9.81%
Morgan Stanley EAFE Index                  +14.07%   +4.62%   +4.11%
(Morgan Stanley Europe Australia Far East)

Latin America Fund
Class A (Est. 12/29/98)
         Excluding Sales Charge            +16.00%
         Including Sales Charge             +9.31%
Institutional Class                        +16.00%

New Europe Fund
Class A (Est. 12/29/98)
         Excluding Sales Charge             -3.77%
         Including Sales Charge             -9.31%
Institutional Class                         -3.53%

All performance shown above is at net asset value and assumes reinvestment of distributions. Past performance does not guarantee future results. No sales charge or 12b-1 fees were imposed on A Class shares for the periods shown and no B or C class shares were offered. A fee waiver was in effect during this period. Performance would have been lower without the fee waiver. Return and share-value fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

     DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.-
     GLOBAL OPPORTUNITIES SERIES
     STATEMENT OF NET ASSETS
     MAY 31, 1999
     (UNAUDITED)

                                                                  Market
                                                  Number          Value
                                                of Shares        (U.S.$)
                                                ---------        -------
     COMMON STOCK - 98.06%
     Australia - 7.19%
     Amcor Limited                                10,110         $ 53,751
   * CSR Limited                                  19,460           52,239
     Foster's Brewing Group                       20,440           57,870
   * National Australia Bank                       3,320           53,738
   * Orica                                         4,400           24,312
                                                                 --------
                                                                  241,910
                                                                 --------
     Belgium -1.88%
     Electrabel                                      206           63,237
                                                                 --------
                                                                   63,237
                                                                 --------
     France - 5.47%
   * Alcatel                                         200           23,734
   * Compagnie de Saint Gobain                       250           39,166
   * Elf Aquitaine                                   502           72,531
     Societe Generale                                268           48,597
                                                                 --------
                                                                  184,028
                                                                 --------
     Germany - 8.29%
     Bayer                                         1,460           55,624
   * Bayerische Hypo-und Vereinsbank               1,760           93,619
   * Rheinisch Westfaelisches Elek                 1,180           52,449
     Siemens AG                                    1,150           77,093
                                                                 --------
                                                                  278,785
                                                                 --------
     Hong Kong - 2.25%
     Hong Kong Electric                            9,500           29,767
   * Wharf (Holdings) Limited                     18,000           45,842
                                                                 --------
                                                                   75,609
                                                                 --------
     Japan - 3.13%
     Canon                                         1,000           25,067
     Eisai Co. Limited                             1,000           18,533
     Koito Manufacturing                           5,000           23,670
     Matsushita Elecric Industrial                 1,000           17,999
     West Japan Railway                                5           19,930
                                                                 --------
                                                                  105,199
                                                                 --------
     Malaysia - 1.17%
     Sime Darby Berhad                            30,000           39,316
                                                                 --------
                                                                   39,316
                                                                 --------
     Netherlands - 4.87%
     Elsevier-CVA                                  4,700           59,443
     ING Groep N.V.                                  600           32,009
     Royal Dutch Petroleum                         1,300           72,263
                                                                 --------
                                                                  163,715
                                                                 --------
     New Zealand - 2.83%
   * Carter Holt Harvey Limited                   20,160           23,109
     Telecom Corporation of New Zealand           16,690           72,056
                                                                 --------
                                                                   95,165
                                                                 --------

     GLOBAL OPPORTUNITIES SERIES
     STATEMENT OF NET ASSETS (Continued)

                                                                  Market
                                                  Number          Value
                                                of Shares        (U.S.$)
                                                ---------        -------
     COMMON STOCK (Continued)
     Spain - 2.85%
     Iberdrola S.A.                                2,420        $  34,612
     Telefonica de Espana                          1,281           61,312
                                                                ---------
                                                                   95,924
                                                                ---------
     United Kingdom - 20.73%
     Associated British Foods                      3,960           28,847
   * Bass                                          4,705           69,828
     Blue Circle Industry                         10,251           63,801
   * Boots                                         6,000           78,337
     Cable & Wireless                              7,880           96,512
     GKN                                           7,140          116,883
     Glaxo Wellcome                                3,660          102,954
     PowerGen                                      7,000           75,479
     Taylor Woodrow                               22,500           64,480
                                                                ---------
                                                                  697,121
                                                                ---------
     United States - 37.40%
     A T & T                                       1,200           66,600
     Aon                                           1,800           77,400
     Atlantic Richfield                              700           58,581
     Bank of America                                 905           58,542
     Baxter International                            900           58,106
     Federal National Mortgage                       900           61,200
     Ford Motor                                    1,100           62,769
     GTE                                           1,000           63,062
     Heinz (H.J.)                                  1,100           53,144
     Hewlett-Packard                                 800           75,450
     International Paper                           1,040           51,982
     Jardine Matheson Holdings Limited             6,800           29,104
     Lockheed Martin                               1,700           68,744
     McGraw-Hill                                   1,100           57,063
     Pharmacia & Upjohn                            1,000           55,438
     Philip Morris                                 1,400           53,987
     Pitney Bowes                                    900           57,375
     Summit Bancorp                                1,500           61,406
     Tyco International                              700           61,163
     U.S. Bancorp                                  1,600           52,000
     USX-Marathon Group                            2,500           74,843
                                                                 --------
                                                                1,257,959
                                                                ---------
     Total Common Stock (cost $3,244,359)                       3,297,968
                                                                ---------

     Warrants - 0.01%
     Hong Kong - 0.01%
   * Wharf Holdings Warrants                         900              464
                                                                ---------
     Total Warrants (cost $0)                                         464
                                                                ---------

     GLOBAL OPPORTUNITIES SERIES
     STATEMENT OF NET ASSETS (Continued)

                                                                                                             Market
                                                                                        Principal            Value
                                                                                          Amount            (U.S.$)
                                                                                        ---------           -------
     Repurchase Agreements - 1.93%
     With Chase Manhattan 4.78% 06/01/99
          (dated 05/28/99, collateralized by $5,000
          U.S. Treasury Notes 6.25% due 2/28/02,
          market value $5,414 and $9,000 U.S. Treasury
          Notes 7.50% due 05/15/02, market value $8,984
          and $8,000 U.S. Treasury Notes 5.50% due
          02/28/03, market value $8,073)                                                  $ 22,000      $    22,000
     With PaineWebber 4.78% 06/01/99
          (dated 05/28/98, collateralized by $8,000
          U.S. Treasury Bills  6.375% due 05/15/00,
          market value $8,641 and $9,000
          U.S. Treasury Notes 6.25% due 01/31/02,
           market value $8,845 and $4,000
          U.S. Treasury Notes 5.375% due
          06/30/02, market value $4,453)                                                    21,500           21,500
     With Prudential 4.78% 06/01/99
          (dated 05/28/99, collateralized by $21,000
          U.S. Treasury Notes 15.75% due 11/15/01,
          market value $21,945)                                                             21,500           21,500
                                                                                                        -----------
     Total Repurchase Agreements (cost $65,000)                                                              65,000
                                                                                                        -----------


     TOTAL MARKET VALUE OF SECURITIES - 100.00%
       (cost $3,309,359)                                                                                $ 3,363,432
     LIABILITIES NET OF RECEIVEABLES AND OTHER ASSETS - 0.00%                                                   (88)
                                                                                                        -----------
     NET ASSETS APPLICABLE TO 374,858 SHARES
     ($0.01 PAR VALUE) OUTSTANDING - 100.00%                                                            $ 3,363,344
                                                                                                        ===========

     NET ASSET VALUE - GLOBAL OPPORTUNITIES SERIES A CLASS
       ($13,079/1,458 SHARES)                                                                           $      8.97
                                                                                                        ===========
     NET ASSET VALUE  - GLOBAL OPPORTUNITIES SERIES INSTITUTIONAL CLASS
       ($3,350,265/373,400 SHARES)                                                                      $      8.97
                                                                                                        ===========

     COMPONENTS OF NET ASSETS AT MAY 31, 1999:
     Common stock, $0.01 par value, 200,000,000 shares
        authorized to the Series with 100,000,000 shares allocated to Global
        Opportunities Series A Class, 25,000,000 shares allocated to Global
        Opportunities Series B Class, 25,000,000 shares allocated to Global
        Opportunities Series C Class and 50,000,000 shares allocated to Global
        Opportunities Series Institutional Class                                                        $ 3,187,665
     Undistributed net investment income **                                                                  29,139
     Accumulated net realized gain on investments                                                            90,335
     Net unrealized appreciation of investments and foreign currencies                                       56,205
                                                                                                        -----------
     Total net assets                                                                                   $ 3,363,344
                                                                                                        ===========

     GLOBAL OPPORTUNITIES SERIES
     STATEMENT OF NET ASSETS (Continued)

     ---------------------------------------------------------------------------
   * Non-income producing security for the period ended May 31, 1999.
  ** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.


     NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     GLOBAL OPPORTUNITIES SERIES:

      Net asset value A Class (A)                                                                    $ 8.97
      Sales charge (5.75% of offering price or 6.13% of the amount invested per share) (B)             0.55
      Offering price                                                                                 ------
                                                                                                     $ 9.52
                                                                                                     ======

     ---------------------------------------------------------------------------
     (A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
     (B) See How to Buy Shares in the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

      DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
      INTERNATIONAL SMALL CAP SERIES
      STATEMENT OF NET ASSETS
      MAY 31, 1999
      (UNAUDITED)
                                                                        Market
                                                    Number              Value
                                                  of Shares            (U.S.$)
                                                  ---------            -------
      COMMON STOCK - 89.75%
      Argentina - 0.68%
      Transportadora de Gas del sur, Class B       13,000              $ 23,288
                                                                       --------
                                                                         23,288
                                                                       --------
      Australia - 3.84%
      David Jones                                  29,500                29,251
      National Foods                               28,000                50,231
      Orica                                         5,800                32,047
      Village Roadshow                             15,000                22,506
                                                                       --------
                                                                        134,035
                                                                       --------
      Belgium - 1.27%
      ARBED                                           270                23,398
      Bekaert                                          50                20,819
                                                                       --------
                                                                         44,217
                                                                       --------
      Brazil - 0.78%
      Rossi Residential                             3,600                 3,735
      Usinas Sider Minas ADR                        8,800                23,585
                                                                       --------
                                                                         27,320
                                                                       --------
      Chile - 0.71%
      Banco BHIF ADR                                1,800                24,750
                                                                       --------
                                                                         24,750
                                                                       --------
      China - 1.97%
      Guangdong Kelon Electric Holding             56,000                42,965
      Shenzhen Expressway                         156,000                25,748
                                                                       --------
                                                                         68,713
                                                                       --------
      Egypt - 0.57%
      Paints and Chemical GDR                       3,000                19,725
                                                                       --------
                                                                         19,725
                                                                       --------
      France - 6.90%
      Clarins                                       1,068                91,718
    * Club Mediterranee                               690                61,770
    * Remy Cointreau                                1,810                30,146
      Societe Francaise d'Investissements et
        Deestion                                      880                57,161
                                                                       --------
                                                                        240,795
                                                                       --------

      INTERNATIONAL SMALL CAP SERIES
      STATEMENT OF NET ASSETS (Continued)
                                                                        Market
                                                    Number              Value
                                                  of Shares            (U.S.$)
                                                  ---------            -------
      COMMON STOCK (Continued)
      Germany - 6.66%
      AGIV fuer Industrie und Verkehrswesen         3,000              $ 63,394
      Boewe Systec                                  1,530                45,868
      CeWe Color Holding                              250                55,170
      Escada                                          350                47,363
      KSB-Vorzug                                      150                20,611
                                                                       --------
                                                                        232,406
                                                                       --------
      Hong Kong - 3.61%
      IDT International                           300,000                49,516
      South China Morning Post (Holdings)          64,000                31,772
      Varitronix International                     26,000                44,757
                                                                       --------
                                                                        126,045
                                                                       --------
      India - 2.32%
      Larsen & Toubro GDR                           3,100                38,673
      Tata Engineering & Locom GDR                 10,200                42,330
                                                                       --------
                                                                         81,003
                                                                       --------
      Indonesia - 2.71%
      PT Ramayana Lestari Sentosa                   6,600                35,763
      PT Semen Gresik                              35,082                58,757
                                                                       --------
                                                                         94,520
                                                                       --------
      Japan - 18.49%
      Arcland Sakamoto                              5,000                55,476
      Asahi Printing & Packaging                    4,000                33,203
      Chudenko                                      2,060                36,485
      Copal Electronics                             7,000                51,777
      Daitec                                        2,000                31,066
      Getz Brothers                                 7,000                31,469
      Kayaba Industry                              21,000                40,731
      Koito Manufacturing                          12,000                56,807
      Nichido Fire & Marine                         9,000                45,564
      Seikagaku                                     6,000                65,585
      Tokyo Denpa                                   4,000                49,312
      Ube-Nitto Kasei                              14,000                46,600
      York-Benimaru                                 3,000               101,089
                                                                       --------
                                                                        645,164
                                                                       --------
      Malaysia - 1.89%
      Kumpulan Guthrie                             54,000                34,816
    * Leader Universal Holdings                    93,000                31,081
                                                                       --------
                                                                         65,897
                                                                       --------

 INTERNATIONAL SMALL CAP SERIES
 STATEMENT OF NET ASSETS (Continued)

                                                                          Market
                                                           Number         Value
                                                         of Shares      (U.S. $)
                                                         ---------      --------
  COMMON STOCK (Continued)
  Netherlands - 1.47%
  Koninklijke Van Ommeren                                  1,760        $ 51,298
                                                                        --------
                                                                          51,298
                                                                        --------

  New Zealand - 5.04%
* Auckland International Airport                          31,000          46,992
  Fisher & Paykel Industries                               9,700          31,123
  Fletcher Challenge Building                             14,534          22,577
  The Warehouse Group                                     19,800          75,302
                                                                        --------
                                                                         175,994
                                                                        --------

  Peru - 0.55%
  Creditcorp LTD                                           1,760          19,360
                                                                        --------
                                                                          19,360
                                                                        --------

  Philippines - 1.67%
* Aboitiz Equity Ventures                                992,000          58,399
                                                                        --------
                                                                          58,399
                                                                        --------


  Singapore - 9.36%
  DBS Land                                                28,000          49,612
  Courts (Singapore)                                      65,000          37,261
  Mandarin Oriental International                         75,000          55,500
  Overseas Union Bank                                     23,100         118,376
  Rothmans Industries                                      8,300          65,842
                                                                        --------
                                                                         326,591
                                                                        --------

  Spain - 5.28%
  Aumar-Autopistas del Mare                                2,200          44,740
  Corporacion Mapfre                                       1,430          29,578
  Grupo Dragados                                           1,600          55,212
  Zardoya Otis                                             2,041          54,793
                                                                        --------
                                                                         184,323
                                                                        --------

  Taiwan - 0.85%
* Yageo GDR                                                5,600          29,820
                                                                        --------
                                                                          29,820
                                                                        --------

  Thailand - 0.64%
* Hana Microelectronics                                   13,000          22,396
                                                                        --------
                                                                          22,396
                                                                        --------

INTERNATIONAL SMALL CAP SERIES
STATEMENT OF NET ASSETS (Continued)

                                                                          Market
                                                           Number         Value
                                                         of Shares      (U.S. $)
                                                         ---------      --------
COMMON STOCK (Continued)
United Kingdom - 12.49%
Arriva                                                     5,180       $  30,768
Avon Rubber                                                2,800          22,145
Booker                                                     5,600           7,710
Charter                                                    4,900          30,360
Dairy Crest Group                                          7,000          34,069
Delta                                                     14,000          32,949
Glynwed International                                     18,000          56,051
Greenalls Group                                            7,380          40,054
Keller Group                                               9,300          40,127
Mirror Group                                              18,200          67,163
Taylor Woodrow                                            25,900          74,224
                                                                       ---------
                                                                         435,620
                                                                       ---------
Total Common Stock (cost $2,837,912)                                   3,131,679
                                                                       ---------


                                                        Principal
                                                          Amount
                                                        ---------
REPURCHASE AGREEMENTS - 9.92%
With Chase Manhattan 4.78% 06/01/99
     (dated 05/28/99, collateralized by $28,000
     U.S. Treasury Notes 6.25% due 2/28/02,
     market value $28,818 and $45,000 U.S. Treasury
     Notes 7.50% due 05/15/02, market value $47,824
     and $43,000 U.S. Treasury Notes 5.50% due
     02/28/03, market value $42,975)                    $117,200         117,200
With PaineWebber 4.78% 06/01/99
     (dated 05/28/98, collateralized by $45,000
     U.S. Treasury Bills  6.375% due 05/15/00,
     market value $45,997 and $45,000
     U.S. Treasury Notes 6.25% due 01/31/02,
      market value $47,081 and $23,000
     U.S. Treasury Notes 5.375% due
     06/30/02, market value $23,704)                     114,400         114,400
With Prudential 4.78% 06/01/99
     (dated 05/28/99, collateralized by $94,000
     U.S. Treasury Notes 15.75% due 11/15/01,
     market value $116,813)                              114,400         114,400
                                                                        --------
Total Repurchase Agreements (cost $346,000)                              346,000
                                                                        --------

  INTERNATIONAL SMALL CAP SERIES
  STATEMENT OF NET ASSETS (Continued)

  TOTAL MARKET VALUE OF SECURITIES - 99.67%
  (cost $3,183,912)                                                                                                 3,477,679
  RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES- 0.33%                                                               11,367
                                                                                                                  ------------
  NET ASSETS APPLICABLE TO 363,348 SHARES
  ($0.01 PAR VALUE)  OUTSTANDING -  100.00%                                                                       $ 3,489,046
                                                                                                                  ============

  NET ASSET VALUE - INTERNATIONAL SMALL CAP SERIES A CLASS
  ($ 9.60 / 1 SHARE)                                                                                                   $ 9.60
                                                                                                                  ============
  NET ASSET VALUE - INTERNATIONAL SMALL CAP SERIES INSTITUTIONAL CLASS
  ($ 3,489,036 / 363,347 SHARES)                                                                                       $ 9.60
                                                                                                                  ============

  COMPONENTS OF NET ASSETS AT MAY 31, 1999:
  Common stock, $0.01 par value, 150,000,000 shares
     authorized to the Series with 50,000,000 shares allocated to
     International Small Cap Series A Class, 25,000,000 shares allocated to
     International Small Cap Series B Class, 25,000,000 shares allocated to
      International Small Cap Series C Class and
     50,000,000 shares allocated to International
      Small Cap Series Institutional Class                                                                        $ 3,089,852
  Undistributed net investment income**                                                                                18,765
  Accumulated net realized gain on investments                                                                         87,076
  Net unrealized appreciation of investments and foreign currencies                                                   293,353
                                                                                                                  ============
  Total net assets                                                                                                $ 3,489,046
                                                                                                                  ============


----------------------------------------------------------------------------------------------
 * Non-income producing security for the period ended May 31, 1999.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies.  Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal
   Revenue Code

   ADR - American Depository Receipt
   GDR - Global Depository Receipt

   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INTERNATIONAL SMALL CAP SERIES
   Net asset value A Class (A)                                                                                          $ 9.60
   Sales charge (5.75% of offering price or 6.15% of the amount invested
        per share)(B)                                                                                                     0.59
                                                                                                                  =============
   Offering price                                                                                                      $ 10.19
                                                                                                                  =============

--------------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
STATEMENTS OF OPERATIONS

                                                                                          International
                                                                 Global Opportunities       Small Cap
                                                                        Series                Series
                                                                   Six Months Ended      Six Months Ended
                                                                        5/31/99              5/31/99
                                                                      (Unaudited)           (Unaudited)
                                                                 --------------------     ----------------
INVESTMENT INCOME:
Interest                                                              $   2,352               $   6,109
Dividends                                                                47,513                  48,269
Foreign tax withheld                                                     (3,653)                 (4,533)
                                                                      ---------               ---------
                                                                         46,212                  49,845
                                                                      ---------               ---------
EXPENSES:
Management fees                                                          13,657                  20,395
Custodian fees                                                              135                   1,604
Registration fees                                                         1,000                     150
Professional fees                                                         1,250                     775
Accounting and administration                                             1,193                     636
Reports and statements to shareholders                                      800                   1,204
Dividend disbursing and transfer agent fees and expenses                    977                     758
Directors' fees                                                             579                     426
Taxes (other than taxes on income)                                          800                     117
Other                                                                       808                     721
                                                                      ---------               ---------
                                                                         21,199                  26,786
Less expenses absorbed or waived                                         (7,801)                 (6,210)
Less expenses paid indirectly                                               (53)                    (92)
                                                                      ---------               ---------
Total expenses                                                           13,345                  20,484
                                                                      ---------               ---------

NET INVESTMENT INCOME                                                    32,867                  29,361
                                                                      ---------               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments                                                           90,291                  86,933
   Foreign currencies                                                     6,009                  (9,552)
                                                                      ---------               ---------
Net realized gain                                                        96,300                  77,381
Net change in unrealized appreciation /
 depreciation of investments and foreign currencies                     (31,273)                207,517
                                                                      ---------               ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES                                 65,027                 284,898
                                                                      ---------               ---------

NET INCREASE  IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $  97,894               $ 314,259
                                                                      =========               =========

                                     See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         Global Opportunities Series  International Small Cap Series
                                                                          Six Months Ended            Six Months Ended     12/19/97*
                                                                              5/31/99     Year ended       5/31/99            to
                                                                           (Unaudited)     11/30/98      (Unaudited)       11/30/98
                                                                           -----------    -----------    -----------    -----------





INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                      $    32,867    $    75,359    $    29,361    $    66,625
Net realized gain on investments and foreign currencies                         96,300         67,582         77,381         22,475
Net change in unrealized appreciation / depreciation of
investments and foreign currencies                                             (31,273)       207,851        207,517         85,836
                                                                           -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from operations                 97,894        350,792        314,259        174,936
                                                                           -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
    A Class                                                                       (300)           (57)          --             --
    Institutional Class                                                        (76,912)       (38,823)       (63,530)          --
                                                                           -----------    -----------    -----------    -----------
                                                                               (77,212)       (38,880)       (63,530)          --
                                                                           -----------    -----------    -----------    -----------
Net realized gain on investments:
    A Class                                                                       (233)          --             --             --
    Institutional Class                                                        (59,741)          --          (26,471)          --
                                                                           -----------    -----------    -----------    -----------
                                                                               (59,974)          --          (26,471)          --
                                                                           -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    A Class                                                                         32          7,781           --            5,661
    Institutional Class                                                           --             --             --        3,000,009
Net asset value of shares issued upon reinvestment of dividends from net investment income and net realized gain on investments:
    A Class                                                                        533             57           --             --
    Institutional Class                                                        136,653         38,823         90,000           --
                                                                           -----------    -----------    -----------    -----------
                                                                               137,218         44,661         90,000      3,005,670
                                                                           -----------    -----------    -----------    -----------
Cost of shares repurchased:
   A Class                                                                         (15)        (2,516)          --           (5,818)
   Institutional Class                                                            --             --             --             --
                                                                           -----------    -----------    -----------    -----------
                                                                                   (15)        (2,516)          --           (5,818)
                                                                           -----------    -----------    -----------    -----------
Increase in net assets derived from capital
   share transactions                                                          137,203         44,145         90,000      2,999,852
                                                                           -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS                                                      97,911        356,057        314,258      3,174,788

NET ASSETS:
Beginning of period                                                          3,265,434      2,909,377      3,174,788           --
                                                                           -----------    -----------    -----------    -----------
End of period                                                              $ 3,363,345    $ 3,265,434    $ 3,489,046    $ 3,174,788
                                                                           ===========    ===========    ===========    ===========

----------
*Date of commencement of operations.
                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                           Global Opportunities Series
                                                                                                   A Class
                                                                                   ---------------------------------------
                                                                                   Six Months
                                                                                      Ended         Year        7/22/97 (1)
                                                                                     5/31/99       Ended            To
                                                                                   (Unaudited)    11/30/98      11/30/97
                                                                                   -----------    --------      --------

Net asset value, beginning of period                                                  $9.100       $ 8.230       $ 8.500
Income (loss) from investment operations:
   Net investment income (2)                                                           0.088         0.210         0.056
   Net realized and unrealized gain (loss) on investments and foreign currencies       0.164         0.770        (0.326)
                                                                                      ------       -------       -------
   Total  from investment operations                                                   0.252         0.980        (0.270)
                                                                                      ------       -------       -------

Less dividends and distributions:
   Dividends from net investment income                                               (0.215)       (0.110)          --
   Distributions from net realized gain on investments                                (0.167)          --            --
                                                                                      ------       -------       -------
   Total dividends                                                                    (0.382)       (0.110)          --
                                                                                      ------       -------       -------
Net asset value, end of period                                                        $8.970       $ 9.100       $ 8.230
                                                                                      ======       =======       =======

Total return (3)                                                                       2.89%        12.07%        (3.18%)
Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                           $   13       $    13       $     6
    Ratio of expenses to average net assets                                            0.80%         0.80%         0.80%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                           1.57%         1.55%         2.16%
    Ratio of net investment income to average net assets                               1.97%         2.40%         1.86%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                                1.20%         1.65%         0.50%
    Portfolio turnover                                                                   37%           50%           25%

                                                                                       Global Opportunities Series
                                                                                            Institutional Class
                                                                                  ---------------------------------------
                                                                                  Six Months
                                                                                     Ended         Year        7/22/97 (1)
                                                                                    5/31/99       Ended           To
                                                                                  (Unaudited)    11/30/98      11/30/97
                                                                                  -----------    --------      --------

Net asset value, beginning of period                                                $ 9.090       $ 8.230       $ 8.500
Income (loss) from investment operations:
   Net investment income (2)                                                          0.088         0.210         0.056
   Net realized and unrealized gain (loss) on investments and foreign currencies      0.174         0.760        (0.326)
                                                                                    -------       -------       -------
   Total  from investment operations                                                  0.262         0.970        (0.270)
                                                                                    -------       -------       -------

Less dividends and distributions:
   Dividends from net investment income                                              (0.215)       (0.110)          --
   Distributions from net realized gain on investments                               (0.167)          --            --
                                                                                    -------       -------       -------
   Total dividends                                                                   (0.382)       (0.110)          --
                                                                                    -------       -------       -------
Net asset value, end of period                                                      $ 8.970       $ 9.090       $ 8.230
                                                                                    =======       =======       =======

Total return (3)                                                                      3.00%        11.95%        (3.18%)
Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                         $ 3,350       $ 3,253       $ 2,903
    Ratio of expenses to average net assets                                           0.80%         0.80%         0.80%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                          1.27%         1.25%         1.86%
    Ratio of net investment income to average net assets                              1.97%         2.40%         1.86%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                               1.50%         1.95%         0.80%
    Portfolio turnover                                                                  37%           50%           25%

                                                                                 International Small Cap Series (4)
                                                                                       Institutional Class
                                                                                 ----------------------------------
                                                                                     Six Months
                                                                                        Ended        12/19/97 (1)
                                                                                       5/31/99          To
                                                                                     (Unaudited)     11/30/98
                                                                                     -----------     --------

Net asset value, beginning of period                                                   $  9.000       $ 8.500
Income (loss) from investment operations:
   Net investment income (2)                                                              0.081         0.191
   Net realized and unrealized gain (loss) on investments and foreign currencies          0.774         0.309
                                                                                       --------       --------
   Total  from investment operations                                                      0.855         0.500
                                                                                       --------       --------

Less dividends and distributions:
   Dividends from net investment income                                                 (0.1800)           --
   Distributions from net realized gain on investments                                  (0.0750)           --
                                                                                       --------       --------
   Total dividends                                                                      (0.2550)           --
                                                                                       --------       --------
Net asset value, end of period                                                         $  9.600       $  9.000
                                                                                       ========       ========

Total return (3)                                                                          9.81%          5.88%
Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                            $  3,489       $  3,175
    Ratio of expenses to average net assets                                               1.25%          1.25%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                              1.63%          2.05%
    Ratio of net investment income to average net assets                                  1.81%          2.25%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                                   1.43%          1.45%
    Portfolio turnover                                                                       8%             4%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(4) As of May 31, 1999, the A Class had one share outstanding, representing the initial seed purchase. Data for this class is excluded because the data is not believed to be meaningful.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
(UNAUDITED)

Delaware Group Global & International Funds, Inc. (the "Fund.") is registered as a Maryland corporation and offers eight series, the International Equity Series, the Global Equity Series, the Global Bond Series, the Emerging Markets Series, the Global Opportunities Series, the International Small Cap Series, Latin America Fund and New Europe Fund. These financial statements and related notes pertain to the Global Opportunities Series and the International Small Cap Series (the "Series"). The Global Opportunities Series and the International Small Cap Series are registered as diversified open-end investment companies under the Investment Company Act of 1940, as amended. Each Series offers four classes of shares. The A Class carries a front-end sales charge of 5.75%, the B Class carries a back-end deferred sales charge, the C Class carries a level load sales charge and the Institutional Class has no sales charge. As of May 31, 1999 only the A and Institutional Classes have commenced operations.

The investment objective of each Series is as follows:

Global Opportunities Series: To seek long-term growth without undue risk to principal by investing primarily in U.S. and foreign equity securities with the potential for capital appreciation and income.

International Small Cap Series: To seek long-term capital appreciation by investing primarily in equity securities of small non-U.S. companies which may include companies located or operating in established or emerging countries.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS (Continued)
1. Significant Accounting Policies (Continued)

Federal Income Taxes- The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions- Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Series reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS (Continued)
1. Significant Accounting Policies(Continued)

Other- Expenses common to all funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. The Series declares and pays dividends from net investment income and capital gains annually.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to the best price execution. The Series may receive earnings credit used to offset custody fees when positive cash balances are maintained at the custodian. The "soft dollar " reimbursement and the earnings credit are combined as expenses paid indirectly in the Statement of Operations. The amount of these expenses and credits for the period ended May 31, 1999 are as follows:

                                    Global                    International
                                    Opportunities             Small Cap
                                    Series                    Series
                                    --------------------------------------------
"Soft Dollar"
     Expenses..................              $38                        $38
     Earnings Credits..........               15                         54

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, each Series pays Delaware International Advisers Ltd. ("DIAL"), the investment manager of the Series, an annual fee which is based on its net assets. DIAL has entered into a sub-advisory agreement with Delaware Management Company ("DMC"), an affiliate, with respect to the management of the Global Opportunities Series' investments in U.S. securities. DMC receives 50% of the management fee paid to DIAL for managing the U.S. securities portion of the Global Opportunities Series. Effective April 1, 1999, the management fee for the Global Opportunities Series is calculated daily at the rate of 0.85% on the first $500 million of the average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on the average daily net assets in excess of $2.5 billion. For the International Small Cap Series, the management fee effective April 1, 1999, is calculated daily at the rate of 1.25% on the first $500 million of the average daily

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS (Continued)
2. Investment Management and Other Transactions with Affiliates (Continued)

net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion and 1.10% on the average daily net assets in excess of $2.5 billion. Prior to April 1, 1999, the management fee rates were as follows:

                                    Global                    International
                                    Opportunities             Small Cap
                                    Series                    Series
                                    --------------------------------------------
Management fee as a
percentage of average
daily net assets (per annum)        0.80%                     1.25%

DIAL has elected to waive its fees and reimburse each Series to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commission, extraordinary expenses and distribution fees, exceed 0.80% for each class of the Global Opportunities Series and 1.25% for each class of the International Small Cap Series of the average daily net assets for each Series through November 30, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing and transfer agent services. Each Series pays DSC a monthly fee based in the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On May 31, 1999, the Series had payables to affiliates as follows:

                                            Global                 International
                                            Opportunities          Small Cap
                                            Series                 Series
                                            ------------------------------------
Investment Management fee
Payable to DIAL........................      $2,542                 $2,817
Other expenses payable to DMC
and affiliates.........................                              4,472
Dividend disbursing, transfer
agent fees, accounting fees and
other expenses payable to DSC..........         329                    337

Pursuant to the Distribution Agreement, each Series pays Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS (Continued)
2. Investment Management and Other Transactions with Affiliates (Continued)

the B and C Class. DDLP has elected voluntarily to waive such fees through May 31, 1999.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments

During the period ended May 31, 1999, each Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                                    Global                    International
                                    Opportunities             Small Cap
                                    Series                    Series
                                    --------------------------------------------
Purchases.......................... $659,667                  $126,301
Sales..............................  594,745                   441,915

The cost of investments for the federal income tax purposes approximates cost for book purposes. At May 31, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Series were as follows:

                                    Global                    International
                                    Opportunities             Small Cap
                                    Series                    Series
                                    --------------------------------------------
Cost of investments................ $3,309,359                $3,183,912
                                    ===========               ===========

Aggregate unrealized appreciation      353,988                   635,587
Aggregate unrealized depreciation     (299,915)                 (341,820)
                                    -----------               -----------
Net unrealized appreciation........    $54,073                 $293,767
                                    ===========              ============

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS (Continued)


4. Capital Stock
Transactions in capital stock shares were as follows:

                             Global Opportunities         International Small
                             Series                       Cap Series
                             ------                       ----------
                             Period Ended  Year Ended     Period Ended  12/19/97* to
                             5/31/99       11/30/98        5/31/99      11/30/98
                             -------------------------------------------------------
Shares sold:

A Class                            4         942             -             598
Institutional Class                -           -             -         352,942

Shares issued upon reinvestment of dividends from net investment income and net realized gain on investments:
       A Class.............       61                         -               -
       Institutional Class.   15,670       4,787        10,405               -
                              ------------------        ----------------------
                              15,735       5,736        10,405         353,540
                              ------------------        ----------------------
Shares repurchased:
       A Class.............       (1)       (295)            -            (597)
       Institutional Class.        -           -             -               -
                              ------------------        ----------------------
                                  (1)       (295)            -            (597)
                              ------------------        ----------------------
Net increase...............   15,734       5,441        10,405         352,943
                              ==================        ======================

* Date of commencement of operations.


5. Lines Of Credit
The Global Opportunities Series has a committed line of credit of $100,000. No amounts were outstanding at May 31, 1999.

6. Foreign Exchange Contracts
A Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Series may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-marketed daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS (Continued)
7. Foreign Exchange Contracts (Continued)

available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward currency contracts were outstanding at May 31, 1999:

Global Opportunities Series
                                            Value of
Contracts to                In exchange     Contract at    Settlement       Unrealized
   Deliver                      For         5/31/99           Date         Appreciation
   -------                      ---         -------           ----         ------------

151,614 British Pounds       $245,000       $242,620        7/30/99          $2,380


7. Market and Credit Risks
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Series.

Each Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS (Continued)
8. Market and Credit Risks (Continued)

registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

Proxy Results
(Unaudited)

For the six months ended March 31, 1999, The Delaware Group Global & International Funds, Inc. shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Global & International Funds Inc. Board of Directors.

                                             Shares                Shares Voted
                                             Voted                 Withheld
                                             For                   Authority
                                             --------------        -------------
   Jeffrey J. Nick                             20,453,923             891,165
   Walter P. Babich                            20,479,397             865,691
   John H. Durham                              20,501,960             843,128
   Anthony D. Knerr                            20,499,903             845,185
   Ann R. Leven                                20,505,991             839,097
   Thomas F. Madison                           20,505,994             839,094
   Charles E. Peck                             20,506,620             838,468
   Wayne A. Stork                              20,506,946             838,142
   Jan L. Yeomans                              20,507,604             837,484

2. To approve the redesignation of the Fund's Investment objective from fundamental to non-fundamental.

                     For                Against              Abstain
              -----------------   -----------------     -----------------
                   358,770               None                  None

3. To approve standardized fundamental investment restrictions for the Global Opportunities Fund (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

3C. To adopt a new fundamental investment restriction concerning underwriting.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

(Unaudited)

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

4. To approve a new investment management agreement with Delaware Management Company for the Global Opportunities Fund.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

5.  To approve a new sub-advisory agreement for the Global Opportunities Fund.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                  358,770               None                  None

6. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Global & International Funds, Inc.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                 19,503,887           116,413              1,724,785

7. To approve the restructuring of the Delaware Group Global & International Funds, Inc. from a Maryland Corporation into a Delaware Business Trust.

                    For               Against               Abstain
              -----------------   -----------------     -----------------
                 18,845,607           216,023               607,607


Year 2000 (Unaudited)

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if computer systems used by the Investment Manager and other service providers do not properly process and calculate date-related information and data on and after January 1, 2000. The Fund is taking steps to obtain satisfactory assurances that the Investment Manager and other major service providers are taking steps reasonably designed to address the Year 2000 issue with respect to the computer systems that such service providers use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

 DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
 LATIN AMERICA FUND
 STATEMENT OF NET ASSETS
 MAY 31, 1999
 (UNAUDITED)

                                                             Number of       Market Value
                                                              Shares           (U.S. $)
                                                             ---------       ------------
 COMMON STOCK - 88.90%
 Argentina- 8.41%
 Central Puerto Class B                                        21,300        $    46,896
 S.A. Importadora y Exportadora de la Patagonia                 6,700             45,595
 Sociedad Comercial del Plata                                  74,600             31,356
 Transportadora de Gas del sur,Class B                         24,700             44,247
 YPF Sociedad Anonima ADR                                       1,800             75,825
                                                                             -----------
                                                                                 243,919
                                                                             -----------
 Brazil - 38.35%
 Aracruz Celulose ADR                                           6,700            128,975
 Centrais Electricas  GDR                                       2,200             82,420
 Central Costanera ADR                                          2,100             52,119
 Companhia Energetica de Minas Gerais                           5,000            104,898
 Companhia Paranaense de Energia Copel ADR                     14,300            107,250
 Gerdau Metalurgica                                         2,900,000             69,028
*Rossi Residential                                             32,600             33,822
 Telecomunicacoes Brasileiras                                   2,300            108,631
 Telecomunicacoes de Minas Gerais                           2,600,000             74,717
 Telecomunicacoes do Parana                                   400,000             67,808
 Unibanco GDR                                                   6,800            153,425
 Usinas Siderurgicas de Minas Gerais ADR                       48,300            129,449
                                                                             -----------
                                                                               1,112,542
                                                                             -----------
 Canada- 2.51%
*Bell Canada International                                      5,100             72,981
                                                                             -----------
                                                                                  72,981
                                                                             -----------
 Chile - 9.79%
 Administradora de Fondos de Pensiones Provida  ADR             5,300            107,987
 CIA Telecom Chile                                              3,500             76,125
 Quinenco ADR                                                   9,500             99,750
                                                                             -----------
                                                                                 283,862
                                                                             -----------
 Luxembourg - 2.03%
 Quilmes Industrial ADR                                         5,200             58,825
                                                                             -----------
                                                                                  58,825
                                                                             -----------
 Mexico - 23.67%
*Acer Computec Latino America                                 108,500             33,539
 Alfa de C.V. Class A                                          18,700             66,380
 Cemex de C.V. Class B                                         29,000            130,283
*Grupo Financiero Banorte                                      57,700             73,723
 Grupo Financiero Serfin ADR                                   72,700             26,127
 Grupo Industrial Maseca                                       61,200             38,719
 Grupo Industrial Saltillo                                     19,000             59,907
*Grupo Minsa C Shares                                         125,000             43,405
 Nacional De Drogas                                            66,000             46,516
 Tubos de Acero de Mexico                                       7,500             68,779
 Vitro ADR                                                     16,700             99,156
                                                                             -----------
                                                                                 686,534
                                                                             -----------
 Peru - 4.14%
 Creditcorp  Limited                                            5,900             64,900
 Telefonica del Peru ADR                                        3,800             55,100
                                                                             -----------
                                                                                 120,000
                                                                             -----------
 Total Common Stock (cost $2,296,488)                                          2,578,663
                                                                             -----------

LATIN AMERICA FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                 Principal           Market Value
                                                                                   Amount              (U.S. $)
                                                                                 ---------           ------------
REPURCHASE AGREEMENTS - 11.20%
With Chase Manhattan 4.78% 06/01/99
   (dated 05/28/99, collateralized by $26,000
   U.S. Treasury Notes 6.25% due 02/28/02,
   market value $27,069 and $43,000 U.S. Treasury
   Notes 7.50% due 05/15/02, market value $44,921
   and $40,000 U.S. Treasury Notes 5.50% due
   02/28/03, market value $40,367)                                                 $ 110,000         $   110,000
With PaineWebber 4.78% 06/01/99
   (dated 05/28/99, collateralized by $43,000
   U.S. Treasury Bills 6.375% due 05/15/00,
   market value $43,005 and $43,000 U.S.
   Treasury Notes 6.25% due 01/31/02, market
   value $44,224 and $22,000 U.S. Treasury
   Notes 5.375% due 06/30/03, market value $22,165)                                  107,000             107,000
With Prudential Securities 4.75% 06/01/99
   (dated 05/28/99, collateralized by $89,000
   U.S. Treasury Notes 15.75% due 11/15/01,
   market value $110,223)                                                            108,000             108,000
                                                                                                     -----------
Total Repurchase Agreements (cost $325,000)                                                              325,000
                                                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 100.10%                                                           $ 2,903,663
   (cost $2,621,488)                                                                                 -----------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.10%)                                                 (2,884)
                                                                                                     -----------
NET ASSETS APPLICABLE TO 294,222 SHARES ($0.01 PAR VALUE)
OUTSTANDING - 100.00%                                                                                $ 2,900,779
                                                                                                     ===========

NET ASSET VALUE - LATIN AMERICA A CLASS
   ($1,021 / 103.5 SHARES)                                                                                $ 9.86
                                                                                                     ===========
NET ASSET VALUE - LATIN AMERICA INSTITUTIONAL CLASS
   ($2,899,758 / 294,118.5 SHARES)                                                                        $ 9.86
                                                                                                     ===========

COMPONENTS OF NET ASSETS AT MAY 31, 1999:
------------------------------------------------------------------
Common Stock $0.01 value 150,000,000 shares authorized
   to the Series with 50,000,000 shares allocated to Latin
   America Series A Class, 25,000,000 shares allocated to Latin
   America Series B Class, 25,000,000 shares allocated to Latin
   America Series C Class, 50,000,000 shares allocated to
   Latin America Series Institutional Class                                                          $ 2,501,088
Undistributed net investment income**                                                                     48,147
Accumulated net realized gain on investments                                                              69,629
Net unrealized appreciation on investments and foreign currencies                                        281,915
                                                                                                     -----------
Total net assets                                                                                     $ 2,900,779
------------------------------------------------------------------                                   ===========

*   Non-income producing security for the period ended May 31, 1999.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

ADR - American Depository Receipt
DR - Global Depository Receipt

LATIN AMERICA FUND
STATEMENT OF NET ASSETS (Continued)

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
LATIN AMERICA SERIES
Net asset value A Class (A)                                                                          $      9.86
Sales charge (5.75% of offering price or 6.09% of the amount invested per share) (B)                        0.60
                                                                                                     -----------
Offering price                                                                                       $     10.46
-------------------------------------------------------------------------------------------          ===========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
LATIN AMERICA FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 29,1998* TO MAY 31,1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                          $  52,138
Interest                                                              10,400
Foreign tax withheld                                                  (1,728)          $   60,810
                                                                   ---------


EXPENSES:
Management fees                                                       11,629
Professional fees                                                      6,939
Dividend disbursing and transfer agent fees and expenses                 639
Reports and statements to shareholders                                   600
Accounting  and administration                                           521
Custodian fees                                                           354
Registration fees                                                        217
Directors' fees                                                          183
Taxes (other than taxes on income)                                        50
Other                                                                     75               21,207
                                                                   ---------

Less expenses absorbed or waived                                                           (7,361)
Less expenses paid indirectly                                                                (129)
                                                                                       ----------
Total expenses                                                                             13,717
                                                                                       ----------

NET INVESTMENT INCOME                                                                      47,093
                                                                                       ----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain on:
   Investment transactions                                                                 69,629
   Foreign currencies                                                                       1,054
                                                                                       ----------
Net realized gain                                                                          70,683

Net change in unrealized appreciation/depreciation
   of investment transactions and foreign currencies                                      281,915
                                                                                       ----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES                                                  352,598
                                                                                       ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                     $  399,691
                                                                                       ==========

-----------------------------------------------
* Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
LATIN AMERICA FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 12/29/1998*
                                                                                                     to
                                                                                                 05/31/1999
                                                                                                 (Unaudited)
                                                                                                -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                                                            $    47,093
Net realized gain on investments and foreign currencies                                               70,683
Net unrealized appreciation/depreciation of investments
   and foreign currencies                                                                            281,915
                                                                                                 -----------
Net increase in net assets resulting from operations                                                 399,691
                                                                                                 -----------


CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class                                                                                             1,421
   Institutional Class                                                                             2,500,008

Net asset value of shares issued upon reinvestment of dividends from net investment income and net realized gain on investment transactions:
   A Class                                                                                                 -
   Institutional Class                                                                                     -
                                                                                                 -----------
                                                                                                   2,501,429

Cost of shares repurchased:
   A Class                                                                                              (341)
   Institutional Class                                                                                     -
                                                                                                 -----------
                                                                                                        (341)
                                                                                                 -----------

Increase in net assets derived from capital
   share transactions                                                                              2,501,088
                                                                                                 -----------

NET INCREASE IN NET ASSETS                                                                         2,900,779

NET ASSETS:
Beginning of period                                                                                        -
                                                                                                 -----------
End of period                                                                                    $ 2,900,779
                                                                                                 ===========

----------------------------------------------
* Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
LATIN AMERICA FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:


                                                                     A Class             Institutional Class
                                                                    -----------          -------------------

                                                                     12/29/98(1)              12/29/98(1)
                                                                        to                       to
                                                                      5/31/99                  5/31/99
                                                                    (Unaudited)              (Unaudited)
                                                                    -----------          -------------------
Net asset value, beginning of period                                   $ 8.500                  $ 8.500

Income from investment operations:
   Net investment income(3)                                              0.189                    0.189
   Net realized and unrealized on investments
    and foreign currencies                                               1.171                    1.171
                                                                       -------                  -------
   Total from investment operations                                      1.360                    1.360
                                                                       -------                  -------
Net asset value, end of period                                         $ 9.860                  $ 9.860
                                                                       =======                  =======
Total return(2)                                                          16.00%                   16.00%

Ratios and supplemental data:
   Net assets, end of period (000 omitted)                                  $1                   $2,900
   Ratio of expenses to average net assets                                1.25%                    1.25%
   Ratio of expenses to average net assets prior to expense
    limitation and expenses paid indirectly                               1.92%                    1.92%
   Ratio of net investment income to average net assets                   4.28%                    4.28%
   Ratio of net investment income to average net assets prior
    to expense limitation and expenses paid indirectly                    3.61%                    3.61%
   Portfolio turnover                                                        6%                       6%

----------------------------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of the sales charge.

(3) The average share outstanding method has been applied for per share information.


                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
LATIN AMERICA FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)

Delaware Group Global and International Funds, Inc. (the "Company") is registered as a Maryland corporation and offers eight series: the International Equity Series, the Global Bond Series, the Global Equity Series (formerly the Global Assets Series), the Emerging Markets Series, the Global Opportunities Series, the International Small Cap Series, the Latin America Fund and the New Europe Fund. These financial statements and the related notes pertain to the Latin America Fund (the "Fund"). The Latin America Fund is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund offers four classes of shares. The Latin America Fund A Class carries a front-end sales charge of 5.75%. The Latin America Fund B Class carries a back-end deferred sales charge. The Latin America Fund C Class carries a level load deferred sales charge and the Latin America Fund Institutional Class has no sales charge. As of May 31, 1999 only the A and Institutional Classes have commenced operations.

The investment objective of the Fund is to achieve long-term capital appreciation by investing primarily in equity securities of Latin American companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on the foreign exchange are valued at the last quoted sales price before the Fund is valued. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
LATIN AMERICA FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in the foreign currency exchange rates. The Fund does isolate that portion of gains and losses on investments of debt securities which are due the changes in the foreign currency exchange rate from that which are due to changes in the market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and capital gains, if any, annually.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
LATIN AMERICA FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $25 for the period ended May 31, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $104 for the period ended May 31, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware International Advisers Ltd. (DIAL), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on the average daily net assets in excess of $2,500 million. At May 31, 1999, the Fund had a liability for Investment Management fees and other expenses payable to DMC of $15,352.

DIAL has elected to waive that portion, if any, of the management fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 1.25% of the average daily net assets of the Fund through May 31, 1999.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At May 31, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $2,469.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. DDLP has elected voluntarily to waive such fees through June 30, 1999.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
LATIN AMERICA FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

3. Investments
During the period ended May 31, 1999, the Fund made purchases of $2,346,540 and sales of $50,052 of investment securities other than U.S. government securities and temporary cash investments.

The cost of investments for federal income tax purposes approximates cost for book purposes. At May 31, 1999 the aggregate cost of securities was $2,621,488.

At May 31, 1999, the net unrealized appreciation was $282,175 of which $454,439 related to unrealized appreciation of securities and $172,264 related to unrealized depreciation of securities.

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                   12/29/98*
                                                                       to
                                                                    5/31/99
                                                                  (Unaudited)
                                                                  -----------
Shares sold:
   A Class                                                             142
   Institutional Class                                             294,119

Shares issued upon reinvestment of
   distributions from net investment income
   and  net realized gain on investments:
   A Class                                                               -
   Institutional Class                                                   -
                                                                   -------
                                                                   294,261
                                                                   -------
Shares Repurchased:
   A Class                                                             (39)
   Institutional Class                                                   -
                                                                   -------
                                                                       (39)
                                                                   -------
Net increase                                                       294,222
                                                                   =======

*Date of commencement of operations.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
LATIN AMERICA FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


6. Foreign Exchange Contracts
The Fund will generally enter into forward currency contracts as a way of managing foreign exchange risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. Market and Credit Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

  DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
  NEW EUROPE FUND
  STATEMENT OF NET ASSETS
  MAY 31, 1999
  (UNAUDITED)
                                                                      Market
                                                  Number              Value
                                                of Shares            (U.S.$)
                                             ----------------   ----------------
  COMMON STOCK - 98.77%
  Belgium - 1.91%
  Electrabel                                        150           $   46,046
                                                                  ----------
                                                                      46,046
                                                                  ----------

  Croatia - 2.36%
  Pliva d.d. - GDR 144A                           3,500               56,875
                                                                  ----------
                                                                      56,875
                                                                  ----------

  Czech Republic - 3.56%
* SPT Telecom - GDR                               2,500               41,500
* Ceske Radiokomunikace GDR 144A                  1,200               44,400
                                                                  ----------
                                                                      85,900
                                                                  ----------

  France - 12.87%
  Alcatel Alsthom                                   400               47,467
* Compagnie de Saint Gobain                         510               79,898
* Elf Aquitaine                                     840              121,370
  Societe Generale                                  340               61,653
                                                                  ----------
                                                                     310,388
                                                                  ----------

  Germany - 10.64%
  Bayer                                           1,730               65,911
  Bayerische Vereinsbank                          1,290               68,618
* Rheinisch Westfaelisches Elek                   1,280               56,894
  Siemens                                           970               65,026
                                                                  ----------
                                                                     256,449
                                                                  ----------

  Hungary - 6.05%
  Demasz Rt - GDR                                 2,300               33,005
  Magyar Tavkozlesi Rt - ADR 144A                 2,000               56,000
  MOL Magyar Olaj-es Gazipari Rt.- GDR 144A       2,340               56,745
                                                                  ----------
                                                                     145,750
                                                                  ----------

  Italy - 2.57%
* Ente Nazionale Idrocarburi SpA                  9,950               62,041
                                                                  ----------
                                                                      62,041
                                                                  ----------

  Netherlands - 7.50%
  Elsevier                                        5,030               63,617
  ING Groep                                         560               29,875
  Royal Dutch Petroleum                           1,570               87,271
                                                                  ----------
                                                                     180,763
                                                                  ----------


  Poland - 1.36%
* Prokom Software - GDR 144A                      2,000               32,700
                                                                  ----------
                                                                      32,700
                                                                  ----------

  Portugal - 1.57%
  Portugal Telecom                                  840               37,949
                                                                  ----------
                                                                      37,949
                                                                  ----------

  NEW EUROPE FUND
  STATEMENT OF NET ASSETS (Continued)
                                                                      Market
                                                  Number              Value
                                                of Shares            (U.S.$)
                                             ----------------   ----------------
  COMMON STOCK (Continued)
  Spain - 8.39%
  Banco Santander Central Hispano                 3,654           $   76,073
* Iberdrola                                       3,460               49,487
  Telefonica de Espana                            1,601               76,628
                                                                  ----------
                                                                     202,188
                                                                  ----------

  Sweden - 2.19%
  Svenska Cellulosa                               2,275               52,839
                                                                  ----------
                                                                      52,839
                                                                  ----------

  Switzerland - 1.68%
  Novartis                                           28               40,564
                                                                  ----------
                                                                      40,564
                                                                  ----------

  United Kingdom - 36.12%
  Associated British Food                         6,864               50,001
  Bass                                            5,900               87,563
  Blue Circle Industries                          9,400               58,505
* Boots                                           4,300               56,141
* British Airways                                11,000               78,105
  BG                                             11,500               63,382
  Cable & Wireless                                6,000               73,486
  GKN                                             5,600               91,673
  Glaxo Wellcome                                  1,800               50,633
  Great Universal Stores                          4,600               49,011
  PowerGen                                        7,000               75,479
  Rio Tinto                                       6,130               89,947
* Unigate                                         6,900               46,949
                                                                  ----------
                                                                     870,875
                                                                  ----------
  Total Common Stock (cost $2,511,297)                             2,381,327
                                                                  ----------

                                                Principal
                                                  Amount
                                              ------------
  REPURCHASE AGREEMENTS - 1.28%
  With Chase  Manhattan 4.78% 6/01/99
     (dated 5/28/99, collateralized by
     $4,000 U.S. Treasury Notes 5.50%
     due 2/28/03, market value $3,850 and
     $3,000 U.S. Treasury Notes 6.25% due
     2/28/02, market value $2,582 and $4,000
     U.S. Treasury Notes 7.50% due 5/15/02,
     market value $4,285)                       $10,400           $   10,400
  With PaineWebber 4.78% 6/01/99 (dated
     5/28/99, collateralized by $2,000 U.S.
     Treasury Notes 5.375% due 6/30/03,
     market value $2,124 and $4,000 U.S.
     Treasury Notes 6.25% due 1/31/02, market
     value $4,218 and $4,000 U.S. Treasury
     Notes 6.375% due 5/15/00, market value
     $4,121)                                     10,300               10,300
  With Prudential Securities 4.75% 6/01/99
     (dated 5/28/99, collateralized by $8,000
     U.S. Treasury Notes 15.75% due 11/15/01,
     market value $10,465)                       10,300               10,300
                                                                  ----------
  Total Repurchase Agreements (cost $31,000)                          31,000

   NEW EUROPE FUND
   STATEMENT OF NET ASSETS (Continued)



   TOTAL MARKET VALUE OF SECURITIES -100.05%
      (cost $2,542,297)                                           $2,412,327
   LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.05%)          (1,319)
                                                                  ----------
   NET ASSETS APPLICABLE TO 294,143 SHARES
   ($0.01 PAR VALUE) OUTSTANDING - 100.00%                        $2,411,008
                                                                  ==========

   NET ASSET VALUE - NEW EUROPE FUND A CLASS
      ($196 / 24 SHARES)                                          $     8.18
                                                                  ==========
   NET ASSET VALUE - NEW EUROPE FUND INSTITUTIONAL CLASS
      ($2,410,812 / 294,119 SHARES)                               $     8.20
                                                                  ==========

   COMPONENTS OF NET ASSETS AT MAY 31, 1999:
   Common stock, $0.01 par value, 150,000,000 shares
      authorized to the Fund with 50,000,000 shares
      allocated to New Europe Fund A Class,
      25,000,000 shares allocated to New Europe
      Fund B Class, 25,000,000 shares allocated
      to New Europe Fund C Class and
      50,000,000 shares allocated to New
      Europe Fund Institutional Class                             $2,500,227
   Undistributed net investment income**                              29,313
   Accumulated net realized gain on investments                       10,330
   Net unrealized depreciation of investments
      and foreign currencies                                        (128,862)
                                                                  ==========
   Total net assets                                               $2,411,008
                                                                  ==========

--------------------------------------------------------------------------------
 * Non-income producing security for the period ended May 31, 1999.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

   ADR - American Depository Receipt
   GDR - Global Depository Receipt

   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      NEW EUROPE FUND
   Net asset value A Class (A)                                    $     8.18
   Sales charge (5.75% of offering price or 6.11% of the
   amount invested per share) (B)                                       0.50
                                                                  ----------
   Offering price                                                 $     8.68
                                                                  ==========

--------------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See How to Buy Shares in the current prospectus for purchases of $50,000 or more.




                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NEW EUROPE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 29, 1998* TO MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                  $ 3,577
Dividends                                                  31,966
Foreign tax withheld                                       (3,339)    $  32,204
                                                          -------     ---------
EXPENSES:
Management fees                                            12,762
Professional fees                                           1,898
Reports and statements to shareholders                      1,249
Registration fees                                           1,180
Dividend disbursing and transfer agent
   fees and expenses                                        1,050
Taxes (other than taxes on income)                            850
Accounting and administration                                 800
Custodian fees                                                612
Directors' fees                                               160
Other                                                         494        21,055
                                                          -------     ---------
Less expenses absorbed or waived                                         (8,227)
Less expenses paid indirectly                                              (261)
                                                                      ---------
Total expenses                                                           12,567
                                                                      ---------
NET INVESTMENT INCOME                                                    19,637
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments                                                           10,330
   Foreign currencies                                                     9,676
                                                                      ---------
   Net realized gain                                                     20,006
Net change in unrealized appreciation/depreciation of
   investments and foreign currencies                                  (128,862)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS AND FOREIGN CURRENCIES                               (108,856)
                                                                      ---------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ (89,219)
                                                                      =========

--------------------------------------------------------------------------------
* Date of commenecment of operations.




                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NEW EUROPE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     12/29/1998*
                                                                          to
                                                                       5/31/99
                                                                     (Unaudited)
                                                                    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                $   19,637
Net realized gain on investments and foreign currencies                  20,006
Net change in unrealized appreciation/depreciation of
   investments and foreign currencies                                  (128,862)
                                                                     ----------
Net decrease in net assets resulting from operations                    (89,219)
                                                                     ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class                                                                  198
   Institutional Class                                                2,501,684
                                                                     ----------

Net asset value of shares issued upon reinvestment
   of distributions from net investment income and net
   realized gain on investments:
   A Class                                                                   --
   Institutional Class                                                       --
                                                                     ----------
                                                                      2,501,882
                                                                     ----------

Cost of shares repurchased:
   A Class                                                                   --
   Institutional Class                                                   (1,655)
                                                                     ----------
                                                                         (1,655)
                                                                     ----------
Increase in net assets derived from capital
   share transactions                                                 2,500,227
                                                                     ----------

NET INCREASE IN NET ASSETS                                            2,411,008

NET ASSETS:
Beginning of period                                                          --
                                                                     ----------
End of period                                                        $2,411,008
                                                                     ==========

--------------------------------------------------------------------------------
* Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                                New Europe Fund                    New Europe Fund
                                                                                    A Class                      Institutional Class
                                                                                ----------------                 -------------------

                                                                                  12/29/98(3)                        12/29/98(3)
                                                                                      to                                 to
                                                                                    5/31/99                            5/31/99
                                                                                  (Unaudited)                        (Unaudited)
                                                                                ----------------                 -------------------
Net asset value, beginning of period                                                $ 8.500                            $ 8.500

Income (loss) from investment operations:
   Net investment income(1)                                                           0.067                              0.067
   Net realized and unrealized loss on investments and foreign currencies            (0.387)                            (0.367)
                                                                                    -------                            -------
   Total from investment operations                                                  (0.320)                            (0.300)
                                                                                    -------                            -------


Net asset value, end of period                                                      $ 8.180                            $ 8.200
                                                                                    =======                            =======

Total return(2)                                                                       (3.77%)                            (3.53%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted)                                          $     0                             $2,411
   Ratio of expenses to average net assets                                             1.25%                              1.25%
   Ratio of expenses to average net assets prior to expense limitation
    and expenses paid indirectly                                                       2.05%                              2.05%
   Ratio of net investment income to average net assets                                1.88%                              1.88%
   Ratio of net investment income to average net assets prior to
    expense limitation and expenses paid indirectly                                    1.08%                              1.08%
   Portfolio turnover                                                                     5%                                 5%


---------------------------------------------------------
(1) Per share information was based on the average shares outstanding method.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of the sales charge.

(3) Date of initial public offering; ratios have been annualized and total return has not been annualized.




                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NEW EUROPE FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)

Delaware Group Global and International Funds, Inc. (the "Company") is registered as a Maryland corporation and offers eight funds: the International Equity Series, the Global Bond Series, the Global Equity Series (formerly the Global Assets Series), the Emerging Markets Series, the Global Opportunities Series, the International Small Cap Series, the Latin America Fund and the New Europe Fund. These financial statements and the related notes pertain to the New Europe Fund (the "Fund"). The New Europe Fund is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund offers four classes of shares. The New Europe Fund A Class carries a front-end sales charge of 5.75%. The New Europe Fund B Class carries a back-end deferred sales charge. The New Europe Fund C Class carries a level load deferred sales charge and the New Europe Fund Institutional Class has no sales charge. As of May 31, 1999 only the A and Institutional Classes have commenced operations.

The investment objective of the Fund is to achieve long-term capital appreciation by investing primarily in equity securities of European companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on the foreign exchange are valued at the last quoted sales price before the Fund is valued. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NEW EUROPE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in the foreign currency exchange rates. The Fund does isolate that portion of gains and losses on investments of debt securities which are due the changes in the foreign currency exchange rate from that which are due to changes in the market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and capital gains, if any, annually.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NEW EUROPE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $24 for the period ended May 31, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $237 for the period ended May 31, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "fees paid indirectly."

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware International Advisers Ltd. (DIAL), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on the average daily net assets in excess of $2,500 million. At May 31, 1999, the Fund had a liability for Investment Management fees and other expenses payable to DMC of $4,535.

DIAL has elected to waive that portion, if any, of the management fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 1.25% of the average daily net assets of the Fund through May 31, 1999.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At May 31, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $283.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. DDLP has elected voluntarily to waive such fees through June 30,1999.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NEW EUROPE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investments

During the period ended May 31, 1999, the Fund made purchases of $2,538,557 and sales of $37,591 of investment securities other than U.S. government securities and temporary cash investments.

The cost of investments for federal income tax purposes approximates cost for book purposes. At May 31, 1999 the aggregate cost of securities was $2,542,297.

At May 31, 1999, the net unrealized depreciation was $129,970, of which $118,673 related to unrealized appreciation of securities and $248,643 related to unrealized depreciation of securities.

4. Capital Stock

Transactions in capital stock shares were as follows:
                                                                       12/29/98*
                                                                          to
                                                                        5/31/99
                                                                     (Unaudited)
                                                                     -----------
Shares sold:
   A Class                                                                   24
   Institutional Class                                                  294,319

Shares issued upon reinvestment of
   distributions from net investment income
   and net realized gain on investments:
   A Class                                                                   --
   Institutional Class                                                       --
                                                                        -------
                                                                        294,343
                                                                        -------
Shares Repurchased:
   A Class                                                                   --
   Institutional Class                                                     (200)
                                                                        -------
                                                                           (200)
                                                                        -------
Net increase                                                            294,143
                                                                        =======
------------------------------------
*Date of commencement of operations.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NEW EUROPE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Foreign Exchange Contracts

The Fund will generally enter into forward currency contracts as a way of managing foreign exchange risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency contracts were outstanding at May 31, 1999.

                                          Value of                        Unrealized
Contracts To           In Exchange      Contract At      Settlement      Appreciation
Deliver                    For            5/31/99           Date        (Depreciation)
--------------------------------------------------------------------------------------
92,825 British Pounds   $150,000          $148,543         7/30/99          $1,457

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
NEW EUROPE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Market and Credit Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.